Commitments and contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Commitments to acquire PPE	$ 143,961	$ 179,690
Commitments to acquire intangible assets	$ 148,802	$ 216,572